BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5%
	ASSET MANAGEMENT - 3.3%
31,250	T Rowe Price Group, Inc.	$ 3,363,125

	AUTOMOTIVE - 3.4%
299,514	Ford Motor Company	3,525,280

	BANKING - 14.2%
205,953	Huntington Bancshares, Inc.	3,668,023
186,183	KeyCorporation	3,604,503
76,451	Truist Financial Corporation	3,579,436
74,618	US Bancorp	3,643,597
		14,495,559
	BIOTECH & PHARMA - 3.2%
29,255	Gilead Sciences, Inc.	3,304,937

	CHEMICALS - 3.4%
88,072	FMC Corporation	3,443,615

	ELECTRIC UTILITIES - 22.6%
29,068	American Electric Power Company, Inc.	3,227,129
54,541	Dominion Energy, Inc.	3,267,006
26,760	Duke Energy Corporation	3,277,832
61,602	Edison International	3,457,720
49,939	Eversource Energy	3,199,592
78,625	Portland General Electric Company	3,363,578
29,779	WEC Energy Group, Inc.	3,171,761
		22,964,618
	FOOD - 9.6%
67,753	General Mills, Inc.	3,342,255
17,363	Hershey Company (The)	3,190,451
121,362	The Kraft Heinz Company	3,394,496
		9,927,202
	HEALTH CARE REIT - 3.3%
189,854	Healthpeak Properties, Inc.	3,405,981

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	HOUSEHOLD PRODUCTS - 3.2%
24,999	Kimberly-Clark Corporation	$ 3,228,371

	INFRASTRUCTURE REIT - 3.0%
30,826	Crown Castle, Inc.	3,056,090

	INSURANCE - 3.4%
32,129	Prudential Financial, Inc.	3,523,266

	OIL & GAS PRODUCERS - 6.3%
117,614	Kinder Morgan, Inc.	3,173,226
43,376	ONEOK, Inc.	3,313,059
		6,486,285
	RETAIL REIT - 3.3%
57,662	Realty Income Corporation	3,388,219

	SELF-STORAGE REIT - 3.4%
24,163	Extra Space Storage, Inc.	3,469,323

	TECHNOLOGY HARDWARE - 3.7%
131,408	HP, Inc.	3,750,384

	TELECOMMUNICATIONS - 6.7%
118,540	AT&T, Inc.	3,472,037
76,439	Verizon Communications, Inc.	3,380,897
		6,852,934
	TOBACCO & CANNABIS - 3.5%
52,749	Altria Group, Inc.	3,545,260

	TOTAL COMMON STOCKS (Cost $97,107,226)	101,730,449

	TOTAL INVESTMENTS - 99.5% (Cost $97,107,226)	$ 101,730,449
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	499,358
	NET ASSETS - 100.0%	$ 102,229,807

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0%
	ADVERTISING & MARKETING - 2.2%
44,386	Trade Desk, Inc. (The), Class A(a)	$ 2,426,139

	AEROSPACE & DEFENSE - 3.4%
24,084	RTX Corporation	3,819,723

	AUTOMOTIVE - 3.7%
12,438	Tesla, Inc.(a)	4,152,675

	BIOTECH & PHARMA - 6.2%
12,122	Amgen, Inc.	3,487,620
4,677	Eli Lilly & Company	3,426,277
		6,913,897
	E-COMMERCE DISCRETIONARY - 3.3%
16,139	Amazon.com, Inc.(a)	3,695,831

	HOUSEHOLD PRODUCTS - 3.2%
42,231	Colgate-Palmolive Company	3,550,360

	INTERNET MEDIA & SERVICES - 17.9%
19,433	Alphabet, Inc., Class A	4,137,480
19,111	Alphabet, Inc., Class C	4,080,772
19,537	Expedia Group, Inc.	4,196,547
5,239	Meta Platforms, Inc., Class A	3,870,049
40,282	Uber Technologies, Inc.(a)	3,776,438
		20,061,286
	LEISURE FACILITIES & SERVICES - 3.9%
74,341	Las Vegas Sands Corporation	4,284,272

	MACHINERY - 3.3%
8,909	Caterpillar, Inc.	3,733,227

	SEMICONDUCTORS - 6.3%
19,901	Applied Materials, Inc.	3,199,285

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SEMICONDUCTORS - 6.3% (Continued)
22,126	NVIDIA Corporation	$ 3,853,906
		7,053,191
	SOFTWARE - 25.3%
12,496	Autodesk, Inc.(a)	3,932,492
35,921	Fortinet, Inc.(a)	2,829,497
4,873	Intuit, Inc.	3,250,291
7,315	Microsoft Corporation	3,706,437
18,762	Palo Alto Networks, Inc.(a)	3,574,536
13,989	Salesforce, Inc.	3,584,681
3,758	ServiceNow, Inc.(a)	3,447,815
6,714	Tyler Technologies, Inc.(a)	3,779,177
		28,104,926
	SPECIALTY FINANCE - 3.6%
12,092	American Express Company	4,005,838

	TECHNOLOGY HARDWARE - 7.3%
17,444	Apple, Inc.	4,049,450
8,774	Motorola Solutions, Inc.	4,145,364
		8,194,814
	TECHNOLOGY SERVICES - 6.3%
38,273	TransUnion	3,383,333
10,505	Visa, Inc., Class A	3,695,449
		7,078,782
	TRANSPORTATION & LOGISTICS - 3.1%
105,869	CSX Corporation	3,441,801

	TOTAL COMMON STOCKS (Cost $108,372,175)	110,516,762

	TOTAL INVESTMENTS - 99.0% (Cost $108,372,175)	$ 110,516,762
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	1,140,180
	NET ASSETS - 100.0%	$ 111,656,942

(a)	Non-income producing security.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7%
	AEROSPACE & DEFENSE - 10.4%
15,366	Boeing Company (The)(a)	$ 3,606,093
11,117	General Dynamics Corporation	3,608,245
8,124	Lockheed Martin Corporation, Class B	3,701,538
		10,915,876
	APPAREL & TEXTILE PRODUCTS - 3.4%
45,584	NIKE, Inc., Class B	3,526,834

	ASSET MANAGEMENT - 3.3%
35,615	Charles Schwab Corporation (The)	3,413,342

	BANKING - 3.4%
71,627	Bank of America Corporation	3,634,354

	BEVERAGES - 6.6%
20,138	Constellation Brands, Inc., Class A	3,261,148
24,628	PepsiCo, Inc.	3,660,952
		6,922,100
	BIOTECH & PHARMA - 13.6%
77,507	Bristol-Myers Squibb Company	3,656,780
20,450	Johnson & Johnson	3,623,127
41,352	Merck & Company, Inc.	3,478,530
142,052	Pfizer, Inc.	3,517,208
		14,275,645
	DATA CENTER REIT - 3.1%
19,492	Digital Realty Trust, Inc.	3,267,639

	ELECTRICAL EQUIPMENT - 3.2%
69,818	Fortive Corporation	3,341,489

	ENTERTAINMENT CONTENT - 3.3%
29,037	Walt Disney Company (The)	3,437,400

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HOME CONSTRUCTION - 3.8%
30,208	Lennar Corporation, Class A	$ 4,021,893

	HOUSEHOLD PRODUCTS - 3.1%
156,923	Kenvue, Inc.	3,249,875

	INSURANCE - 3.4%
7,176	Berkshire Hathaway, Inc., Class B(a)	3,609,384

	MEDICAL EQUIPMENT & DEVICES - 3.4%
7,173	Thermo Fisher Scientific, Inc.	3,534,281

	OIL & GAS PRODUCERS - 6.8%
22,413	Chevron Corporation	3,599,527
30,871	Exxon Mobil Corporation	3,528,247
		7,127,774
	SEMICONDUCTORS - 10.1%
19,674	Advanced Micro Devices, Inc.(a)	3,199,583
22,687	QUALCOMM, Inc.	3,646,482
18,761	Texas Instruments, Inc.	3,798,727
		10,644,792
	SOFTWARE - 6.4%
9,461	Adobe, Inc.(a)	3,374,738
14,586	Workday, Inc., Class A(a)	3,366,741
		6,741,479
	TECHNOLOGY HARDWARE - 3.0%
25,952	Dell Technologies, Inc., Class C	3,170,037

	TECHNOLOGY SERVICES - 9.4%
14,011	Equifax, Inc.	3,450,910
42,677	Fidelity National Information Services, Inc.	2,979,281

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY SERVICES - 9.4% (Continued)
49,165	PayPal Holdings, Inc.(a)	$ 3,450,891
		9,881,082

	TOTAL COMMON STOCKS (Cost $102,648,201)	104,715,276

	TOTAL INVESTMENTS - 99.7% (Cost $102,648,201)	$ 104,715,276
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	304,636
	NET ASSETS - 100.0%	$ 105,019,912

(a)	Non-income producing security.

BROOKSTONE INTERMEDIATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	FIXED INCOME - 99.4%
108,154	iShares 3-7 Year Treasury Bond ETF	$ 12,944,952
133,973	iShares 7-10 Year Treasury Bond ETF	12,881,504
418,790	iShares iBonds Dec 2031 Term Treasury ETF	8,624,980
372,405	iShares iBonds Dec 2032 Term Treasury ETF	8,612,871
349,570	iShares iBonds Dec 2033 Term Treasury ETF	8,601,170
514,014	Schwab Intermediate-Term U.S. Treasury ETF	12,922,312
		64,587,789

	TOTAL EXCHANGE-TRADED FUNDS (Cost $62,624,209)	64,587,789

	TOTAL INVESTMENTS - 99.4% (Cost $62,624,209)	$ 64,587,789
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	412,887
	NET ASSETS - 100.0%	$ 65,000,676

BROOKSTONE ULTRA-SHORT BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	FIXED INCOME - 99.5%
134,971	Invesco Short Term Treasury ETF	$ 14,254,287
142,022	iShares 0-3 Month Treasury Bond ETF	14,307,296
613,590	iShares iBonds Dec 2025 Term Treasury ETF	14,342,666
155,841	SPDR Bloomberg 1-3 Month T-Bill ETF	14,301,529
143,702	SPDR Bloomberg 3-12 Month T-Bill ETF	14,298,349
		71,504,127

	TOTAL EXCHANGE-TRADED FUNDS (Cost $71,382,558)	71,504,127

	TOTAL INVESTMENTS - 99.5% (Cost $71,382,558)	$ 71,504,127
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	374,626
	NET ASSETS - 100.0%	$ 71,878,753

BROOKSTONE ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	EQUITY - 60.5%
64,580	iShares Core MSCI EAFE ETF	$ 5,522,236
53,441	iShares Core MSCI Emerging Markets ETF	3,318,152
118,493	SPDR Portfolio S&P 500 ETF	8,993,619
90,493	SPDR Portfolio S&P 500 Growth ETF	9,003,148
		26,837,155
	FIXED INCOME - 39.0%
169,978	Janus Henderson AAA CLO ETF	8,638,282
337,562	SPDR Portfolio Aggregate Bond ETF	8,661,841
		17,300,123

	TOTAL EXCHANGE-TRADED FUNDS (Cost $40,505,820)	44,137,278

	TOTAL INVESTMENTS - 99.5% (Cost $40,505,820)	$ 44,137,278
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	241,721
	NET ASSETS - 100.0%	$ 44,378,999

BROOKSTONE OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	EQUITY - 41.6%
19,073	SPDR Dow Jones Industrial Average ETF	$ 8,699,005
14,857	Vanguard S&P 500 ETF	8,811,389
		17,510,394
	FIXED INCOME - 57.9%
80,093	iShares 0-3 Month Treasury Bond ETF	8,068,569
85,511	iShares 7-10 Year Treasury Bond ETF	8,221,883
87,912	SPDR Bloomberg 1-3 Month T-Bill ETF	8,067,684
		24,358,136

	TOTAL EXCHANGE-TRADED FUNDS (Cost $37,291,755)	41,868,530

	TOTAL INVESTMENTS - 99.5% (Cost $37,291,755)	$ 41,868,530
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	224,404
	NET ASSETS - 100.0%	$ 42,092,934

BROOKSTONE YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 80.4%
481,996	Global X Nasdaq 100 Covered Call ETF	$ 8,020,413
204,075	Global X S&P 500 Covered Call ETF	7,948,721
141,027	JPMorgan Equity Premium Income ETF	8,059,693
156,684	JPMorgan Nasdaq Equity Premium Income ETF	8,724,166
		32,752,993
	FIXED INCOME - 19.4%
292,776	Eldridge BBB-B CLO ETF	7,887,385

	TOTAL EXCHANGE-TRADED FUNDS (Cost $38,710,245)	40,640,378

	TOTAL INVESTMENTS - 99.8% (Cost $38,710,245)	$ 40,640,378
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	73,370
	NET ASSETS - 100.0%	$ 40,713,748